Guarantee liabilities and risk assurance liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Guarantee liabilities and risk assurance liabilities
Schedule of movement of guarantee liabilities

	As of December 31,
	2021	2022
	RMB	RMB	US$
Balance at beginning of the year	11,697,633	885,303	128,357
Fair value of guarantee liabilities upon the inception of new loans	5,604,145	—	—
Collections	36,593,107	36,235,652	5,253,675
Change in fair value of guarantee liabilities	(53,009,582)	(37,120,955)	(5,382,032)
Balance at end of the year	885,303	—	—

Schedule of movement of risk assurance liabilities

	As of December 31,
	2021			2022
	Contingent	Non-contingent	Total	Contingent	Non-contingent	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	15,766,928	3,934,761	19,701,689	—	—	—	—
Recognized as guarantee income	—	(3,934,761)	(3,934,761)	—	—	—	—
Collections	132,825,675	—	132,825,675	66,870,069	—	66,870,069	9,695,249
Change in fair value of risk assurance liabilities	(148,592,603)	—	(148,592,603)	(66,870,069)	—	(66,870,069)	(9,695,249)
Balance at end of the year	—	—	—	—	—	—	—